Warrant Liabilities - Schedule of Warrants and Broker Warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
2023 warrants and broker warrants [Member]
Schedule of Warrants and Broker Warrants [Line Items]
Dividend yield (%)
Expected share price volatility (%)	87.00%	77.00%	91.00%
Risk-free interest rate (%)	4.67%	4.27%	4.23%
Expected life of warrants (years)	2.74	1.89	2.9
Share price (CAD) (in Dollars per share)	$ 4.42	$ 2.13	$ 3.85
Exercise price (USD) (in Dollars per share)	1.17	1.17	1.17
Fair value of warrants (USD) (in Dollars per share)	$ 2.51	$ 0.74	$ 2.15
Number of warrants (exercised) outstanding (in Shares)	(5,111,111)	10,841,482	15,952,593
2021 warrants and broker warrants [Member]
Schedule of Warrants and Broker Warrants [Line Items]
Dividend yield (%)
Expected share price volatility (%)			82.00%
Risk-free interest rate (%)			4.23%
Expected life of warrants (years)			0.46
Share price (CAD) (in Dollars per share)			$ 3.85
Exercise price (USD) (in Dollars per share)			4.2
Fair value of warrants (USD) (in Dollars per share)			$ 0.32
Number of warrants (exercised) outstanding (in Shares)			19,127,797